Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. The disclosure does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEO (1)	Average Compensation Actually Paid to Non-PEO NEO (1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (Loss) (Thousands $) (4)
2025	2,361,027	3,065,490	1,174,643	1,430,713	83.72	(74,283)
2024	1,559,562	2,380,101	1,680,594	1,395,939	73.18	(86,620)

(1)
Summary Compensation Table amounts reported include fair value of stock grants calculated in accordance with FASB ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Gottshalk served as our principal executive officer (“PEO”) for the full year in 2025 and 2024. The
Non-PEO
Named Executive Officers (the
“Non-PEO
NEOs”) include the following individuals: for fiscal year 2025, Dr. Bellon and
Dr. Quintás-Cardama
and for fiscal year 2024, Dr. Rivkin and our former Chief Financial Officer, Kristian Humer.

(2)	PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Fiscal Year	2025	2024
Summary Compensation Table Total	2,361,027	1,559,562
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	—
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT	(1,334,037)	(673,861)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,916,800	1,242,000
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	183,200	283,600
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(61,500)	(31,200)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—
Compensation Actually Paid	3,065,490	2,380,101

Non-PEO
NEO Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2025	2024
Summary Compensation Table Total	1,174,643	1,680,594
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	—
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT	(444,430)	(1,187,355)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	634,900	902,700
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	83,200	—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(17,600)	—
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—
Compensation Actually Paid	1,430,713	1,395,939

(3)
Cumulative Total Shareholder Return (“TSR”) is the calculated difference between our share price at the end and the beginning of the applicable measurement period, and our share price at the beginning of the measurement period. To perform this calculation, we assume a $100 investment on December 31, 2023.

(4)	The dollar amount reported represents the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote	Summary Compensation Table amounts reported include fair value of stock grants calculated in accordance with FASB ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Gottshalk served as our principal executive officer (“PEO”) for the full year in 2025 and 2024. The
Non-PEO
Named Executive Officers (the
“Non-PEO
NEOs”) include the following individuals: for fiscal year 2025, Dr. Bellon and
Dr. Quintás-Cardama
	and for fiscal year 2024, Dr. Rivkin and our former Chief Financial Officer, Kristian Humer.
PEO Total Compensation Amount	$ 2,361,027	$ 1,559,562
PEO Actually Paid Compensation Amount	$ 3,065,490	2,380,101
Adjustment To PEO Compensation, Footnote
(2)	PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Fiscal Year	2025	2024
Summary Compensation Table Total	2,361,027	1,559,562
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	—
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT	(1,334,037)	(673,861)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,916,800	1,242,000
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	183,200	283,600
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(61,500)	(31,200)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—
Compensation Actually Paid	3,065,490	2,380,101

Non-PEO NEO Average Total Compensation Amount	$ 1,174,643	1,680,594
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,430,713	1,395,939
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2025	2024
Summary Compensation Table Total	1,174,643	1,680,594
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	—
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT	(444,430)	(1,187,355)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	634,900	902,700
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	83,200	—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(17,600)	—
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—
Compensation Actually Paid	1,430,713	1,395,939

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Our Total Shareholder Return
The graph below sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our
Non-PEO
NEO, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Our Net Income
The graph below sets forth the amount of Compensation Actually Paid to our PEO, the amount of Compensation Ac tua
lly Paid to our
Non-PEO
NEO, and our net income during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 83.72	73.18
Net Income (Loss)	$ (74,283,000)	(86,620,000)
PEO Name	Mr. Gottshalk
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,916,800	1,242,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,200	283,600
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,500)	(31,200)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Increase based upon Incremental Fair Value of Awards Modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Deduction for Amounts Reported Under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,334,037)	(673,861)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	634,900	902,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,200	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,600)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Increase based upon Incremental Fair Value of Awards Modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Deduction for Amounts Reported Under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (444,430)	$ (1,187,355)